T. ROWE PRICE Virginia Tax-Free Bond Fund
November 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Westrock  — 11
Total Common Stocks (Cost $15) 11
MUNICIPAL SECURITIES 98.6%
CALIFORNIA 0.3%
Univ. of California Regents Medical Center, Series O-1, VRDN,
0.02%, 5/15/45  4,500 4,500
4,500
DISTRICT OF COLUMBIA 13.7%
Metropolitan Washington Airports Auth., 5.00%, 10/1/35 (1) 4,360 5,282
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 4,096
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,757
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (1) 3,345 3,960
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (1) 3,020 3,569
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/39 (1) 2,750 3,294
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/40 (1) 2,500 2,989
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 3,035 3,620
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/51 (1) 1,000 1,171
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/24 (1) 2,000 2,077
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (1) 1,250 1,298
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (1) 2,000 2,598
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (1) 1,000 1,037
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/36 (1) 5,195 6,519
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/37 (1) 7,460 9,343
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 5,930 7,274
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (1) 2,000 2,492
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (1) 7,185 8,751

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 6,930 8,557
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48 (1) 10,275 12,436
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/49 (1) 9,750 11,950
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/37  2,470 2,969
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/38  2,565 3,078
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (1) 11,450 13,151
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/32  655 818
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/33  550 686
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,246
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,242
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  1,000 1,238
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  1,350 1,669
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  14,965 18,501
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/53  9,410 9,560
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 4.00%, 10/1/53 (2) 5,930 6,757
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 5.00%, 10/1/33  2,480 3,106
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 5.00%, 10/1/34  1,280 1,600
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,875 2,489
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series C, 6.50%, 10/1/41 (3) 2,265 2,876
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/36  2,500 3,031
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/38  1,300 1,572
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  1,000 1,195
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/45  2,000 2,359
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  2,230 2,662
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,000 6,450

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/41  4,000 5,246
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/45  16,440 20,849
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/30  2,975 3,624
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/31  3,125 3,802
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32  940 1,143
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32  1,575 1,915
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  1,750 2,127
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/34  1,225 1,489
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  4,655 5,596
240,116
MISSOURI 0.1%
Missouri Health and Educational Fac. Auth., Washington
University, Series C, VRDN, 0.02%, 3/1/40  1,000 1,000
1,000
PUERTO RICO 4.5%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,545 3,108
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (4) 1,250 1,485
Puerto Rico Commonwealth, Public Improvement, GO, Zero
Coupon, 7/1/18 (5)(6) 120 113
Puerto Rico Commonwealth, Public Improvement, Series 2012A,
GO, 5.00%, 7/1/41 (5)(6) 252 223
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (5)(6) 4,180 3,752
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (5)(6) 3,190 2,943
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/25 (5)(6) 525 514
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/30 (5)(6) 1,855 1,836
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.375%, 7/1/33 (5)(6) 500 491
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/28 (5)(6) 1,145 1,081
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/41 (5)(6) 1,875 1,833

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (5)(6) 9,545 8,352
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (5)(6) 2,260 2,192
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (5)(6) 540 543
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.90%, 7/1/28 (5)(6) 875 850
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.625%, 7/1/33 (5)(6) 3,490 3,416
Puerto Rico Commonwealth, Public Improvement, Unrefunded
Balance, Series A, GO, 5.125%, 7/1/31 (5)(6) 420 414
Puerto Rico Electric Power Auth., Series 2013A-RSA-1, 6.75%,
7/1/36 (5)(6) 2,775 2,789
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (5)(6) 365 360
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/30 (5)(6) 1,100 1,083
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (5)(6) 30 29
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (5)(6) 50 49
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (5)(6) 115 113
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (5)(6) 150 144
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (5)(6) 600 589
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (5)(6) 195 192
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (5)(6) 240 236
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (5)(6) 30 29
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (5)(6) 1,420 1,395
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (5)(6) 145 143
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (5)(6) 125 121
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (5)(6) 55 54
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (5)(6) 145 143
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (5)(6) 115 114

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (5)(6) 35 33
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (5)(6) 65 63
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (5)(6) 630 606
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (5)(6) 50 49
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (5)(6) 550 531
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (5)(6) 140 138
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (5)(6) 50 49
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  2,750 3,110
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  17,565 20,122
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  11,531 12,915
78,345
TEXAS 0.0%
Lower Neches Valley IDA, Exxon Mobil, VRDN, 0.03%, 5/1/46  500 500
500
VIRGINIA 80.0%
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, Series A, 4.625%, 1/1/32  3,500 3,586
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, Series A, 5.00%, 1/1/42  3,200 3,284
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25  410 453
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 470
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 291
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,634
Alexandria IDA, Episcopal High School, 4.00%, 1/1/36  1,000 1,126
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40  2,500 2,800
Alexandria IDA, Episcopal High School, 4.50%, 1/1/33
(Prerefunded 1/1/22) (7) 3,610 3,623
Alexandria IDA, Episcopal High School, Series C, 3.00%, 1/1/51  6,260 6,589
Alexandria IDA, Episcopal High School, Series C, 4.00%, 1/1/32  475 580
Alexandria IDA, Episcopal High School, Series C, 4.00%, 1/1/33  325 394
Alexandria IDA, Episcopal High School, Series C, 4.00%, 1/1/46  2,450 2,851
Alexandria IDA, Episcopal High School, Series C, 5.00%, 1/1/30  430 558
Alexandria IDA, Episcopal High School, Series C, 5.00%, 1/1/31  450 593
Alexandria IDA, Goodwin House, 5.00%, 10/1/35  1,995 2,256
Alexandria IDA, Goodwin House, 5.00%, 10/1/45  7,540 8,417

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Alexandria IDA, Goodwin House, 5.00%, 10/1/50  1,000 1,114
Arlington County, GO, 4.00%, 6/15/36  8,585 10,345
Arlington County, GO, 4.00%, 6/15/37  2,835 3,409
Arlington County, GO, 5.00%, 6/15/39  4,815 6,416
Arlington County, GO, 5.00%, 6/15/46  4,050 5,298
Arlington County, Series A, GO, 5.00%, 8/15/32 (Prerefunded
8/15/26) (7) 1,555 1,876
Arlington County, Series A, GO, 5.00%, 8/15/34 (Prerefunded
8/15/26) (7) 1,500 1,809
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  250 282
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/38  1,500 1,777
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/39  750 887
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/40  1,600 1,889
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  7,000 8,172
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/30  500 653
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  600 776
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  1,400 1,804
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  200 257
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/36  1,625 2,087
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/37  2,050 2,627
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/34  550 612
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/44  3,000 3,306
Capital Region Airport Commission, Series A, 4.00%, 7/1/24  1,000 1,051
Capital Region Airport Commission, Series A, 4.00%, 7/1/28 (2) 300 356
Capital Region Airport Commission, Series A, 4.00%, 7/1/29 (2) 1,000 1,199
Capital Region Airport Commission, Series A, 4.00%, 7/1/30 (2) 1,215 1,473
Capital Region Airport Commission, Series A, 4.00%, 7/1/31 (2) 705 867
Capital Region Airport Commission, Series A, 4.00%, 7/1/32 (2) 845 1,036
Capital Region Airport Commission, Series A, 4.00%, 7/1/33 (2) 525 642
Capital Region Airport Commission, Series A, 4.00%, 7/1/34  375 421
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 783
Capital Region Airport Commission, Series A, 4.00%, 7/1/36  650 727
Capital Region Airport Commission, Series A, 4.00%, 7/1/38  850 949
Capital Region Airport Commission, Series A, 5.00%, 7/1/23  600 645
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (4) 600 626
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (4) 1,225 1,307
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (4) 2,195 2,339
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/41 (2) 16,670 19,477
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%, 7/1/51  7,265 8,540
Chesapeake Bay Bridge & Tunnel Dist., First Tier, BAN, 5.00%,
11/1/23  12,500 13,576
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25 (8)(9) 6,270 7,116

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47  10,370 10,666
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40  3,875 4,279
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/36  1,175 1,369
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/37  1,205 1,401
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/39  1,800 2,086
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/43  9,355 10,760
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  1,490 1,872
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/33  2,000 2,504
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/34  2,290 2,862
College of William & Mary, Series A, 4.00%, 2/15/34  375 446
College of William & Mary, Series A, 5.00%, 2/15/29  385 490
College of William & Mary, Series A, 5.00%, 2/15/30  385 500
College of William & Mary, Series A, 5.00%, 2/15/33  370 476
Fairfax County, Series A, GO, 5.00%, 10/1/38  2,050 2,663
Fairfax County Economic Dev. Auth., County Facilities Project,
4.00%, 10/1/40  1,200 1,463
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/36  7,060 7,875
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/42  4,350 4,821
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,550 1,888
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/41  1,550 1,883
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 5.00%, 10/1/39  3,000 3,987
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  9,000 10,729
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/34 (Prerefunded 4/1/26) (7) 55 63
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/35 (Prerefunded 4/1/26) (7) 1,200 1,372
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,,
4.00%, 4/1/35 (Prerefunded 4/1/26) (7) 4,565 5,240
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
Unrefunded Balance, 4.00%, 4/1/34  7,945 8,976
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.00%,
12/1/22  (8) 80 81

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.50%,
12/1/32 (Prerefunded 12/1/23) (7) 3,550 3,842
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 (Prerefunded 12/1/23) (7) 45 49
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 (Prerefunded 12/1/23) (7) 2,120 2,315
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/23) (7) 4,010 4,379
Fairfax County Economic Dev. Auth., Wiehle Ave Metrorail Station,
5.00%, 8/1/33  1,740 2,284
Fairfax County Economic Dev. Auth., Wiehle Ave Metrorail Station,
5.00%, 8/1/34  2,000 2,617
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37  1,465 1,496
Fairfax County IDA, Inova Health System, 5.00%, 5/15/40  26,785 27,346
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/42  5,810 5,907
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  1,715 1,864
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  11,120 12,660
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  13,335 14,774
Fairfax County IDA, Inova Health System, Series D, 5.00%,
5/15/28  3,175 3,242
Fairfax County Public Improvement, Series A, GO, 5.00%, 10/1/35
(Prerefunded 4/1/26) (7) 6,000 7,143
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 5,097
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,761
Fairfax County Sewer, 5.00%, 7/15/44  5,650 6,856
Fairfax County Sewer, Series A, 4.00%, 7/15/37  6,275 7,762
Fairfax County Sewer, Series A, 4.00%, 7/15/38  1,840 2,071
Fairfax County Sewer, Series A, 5.00%, 7/15/46  2,500 3,300
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 5,674
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 5,077
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 13,400 16,620
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/26  1,000 1,110
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29  1,600 1,765
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  425 469
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,250 1,378

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fredericksburg Economic Dev. Auth., Medicorp Health System,
5.25%, 6/15/23  2,600 2,792
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/25  100 116
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/27 (Prerefunded 6/15/25) (7) 1,000 1,160
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29 (Prerefunded 6/15/25) (7) 3,750 4,349
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30 (Prerefunded 6/15/25) (7) 1,500 1,740
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (7) 2,000 2,320
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/32 (Prerefunded 6/15/25) (7) 5,630 6,530
Halifax County IDA, Electric & Power Co. Project, Series A, VRDN,
0.45%, 12/1/41 (Tender 4/1/22)  4,125 4,127
Hampton Roads Sanitation Dist., Series A, 4.00%, 10/1/38  1,690 1,921
Hampton Roads Sanitation Dist., Series A, 5.00%, 8/1/37
(Prerefunded 8/1/26) (7) 10,070 12,090
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  2,850 3,485
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/48  23,410 28,545
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/60  5,000 6,274
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57  51,485 63,907
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  700 765
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  3,785 4,108
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,025 4,366
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., Series A, 5.00%, 7/1/42  1,180 1,201
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., Series A, 5.00%, 7/1/47  8,275 8,414
Henrico County Economic Dev. Auth., 4.00%, 4/15/37
(Prerefunded 4/15/22) (7) 4,065 4,122
Henrico County Economic Dev. Auth., 4.00%, 4/15/42
(Prerefunded 4/15/22) (7) 3,595 3,645
Henrico County Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/30 (Prerefunded 11/1/22) (7) 7,035 7,343
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  2,665 3,148
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/31  1,650 1,889

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/32  1,430 1,634
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/33  625 714
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/40  500 566
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/45  720 810
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/50  2,500 2,797
Henrico County Water & Sewer, 4.00%, 5/1/32 (Prerefunded
5/1/23) (7) 4,050 4,266
Henrico County Water & Sewer, 4.00%, 5/1/33 (Prerefunded
5/1/23) (7) 4,085 4,302
Henrico County Water & Sewer, 4.00%, 5/1/34 (Prerefunded
5/1/23) (7) 4,260 4,487
Henrico County Water & Sewer, 5.00%, 5/1/42 (Prerefunded
5/1/26) (7) 3,340 3,987
Henrico County Water & Sewer, 5.00%, 5/1/46 (Prerefunded
5/1/26) (7) 6,570 7,843
Isle of Wight County, Recreational Fac. Improvement, GO, 5.00%,
7/1/43 (Prerefunded 7/1/22) (7) 2,495 2,565
Isle of Wight County, Recreational Fac. Improvement, Unrefunded
Balance, GO, 5.00%, 7/1/43 (Prerefunded 7/1/22) (7) 795 817
James City County Economic Dev. Auth., 4.00%, 6/1/41  2,495 2,720
James City County Economic Dev. Auth., 4.00%, 6/1/47  5,700 6,142
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/29  235 269
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/30  220 250
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/35  1,015 1,134
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/40  1,155 1,275
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/50  3,235 3,536
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (7) 2,793 3,010
Lexington IDA, Alumni Agencies, 3.00%, 12/1/36  7,750 8,626
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  850 915
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/42  1,000 1,058
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/48  3,405 3,597
Lexington IDA, V.M.I. Dev. Board, 4.00%, 12/1/30  2,835 3,271
Lexington IDA, Washington & Lee Univ., 4.75%, 1/1/43
(Prerefunded 1/1/22) (7) 1,225 1,230
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34  2,085 2,564
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/35  1,105 1,354
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/38  1,000 1,218
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,708
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43
(Prerefunded 1/1/22) (7) 7,000 7,027
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/48  1,500 1,806

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Loudoun County Economic Dev. Auth., Howard Hughes Medical,
Zero Coupon, 7/1/49  5,000 2,180
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/37  1,650 1,990
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/39  1,320 1,585
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/40  1,170 1,402
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/47  1,800 2,098
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  1,360 1,581
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/24  595 651
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/26  35 41
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/47  5,345 6,314
Lynchburg Economic Dev. Auth., Central Health, Series B, VRDN,
0.05%, 1/1/47  2,270 2,270
Madison County IDA, Woodberry Forest School, 3.00%, 10/1/50  11,000 11,961
Manassas Park Economic Dev. Auth., 4.00%, 12/15/38  500 598
Manassas Park Economic Dev. Auth., 4.00%, 12/15/39  500 597
Manassas Park Economic Dev. Auth., 4.00%, 12/15/40  500 596
Manassas Park Economic Dev. Auth., 4.00%, 12/15/52  5,000 5,849
Mosaic Dist. CDA, Series A, 4.00%, 3/1/27  1,000 1,153
Mosaic Dist. CDA, Series A, 4.00%, 3/1/33  1,400 1,634
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 2,016
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  1,000 1,163
Mosaic Dist. CDA, Series A, 4.00%, 3/1/36  1,820 2,112
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  6,060 6,797
Newport News Water, 5.00%, 7/15/32  1,260 1,501
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded 10/1/26) (7) 1,050 1,270
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded 10/1/26) (7) 2,300 2,781
Norfolk Airport Auth., Series A, 4.00%, 7/1/26  1,000 1,146
Norfolk Airport Auth., Series A, 5.00%, 7/1/27  750 919
Norfolk Airport Auth., Series A, 5.00%, 7/1/29  1,000 1,275
Norfolk Airport Auth., Series A, 5.00%, 7/1/30  500 651
Norfolk Airport Auth., Series A, 5.00%, 7/1/31  600 796
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  125 128
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
5.00%, 11/1/43  5,575 5,796
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  2,000 2,521
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 3,117
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 517
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/34  200 219

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Norfolk Water, 5.00%, 11/1/28 (Prerefunded 5/1/22) (7) 1,705 1,739
Norfolk Water, 5.00%, 11/1/29 (Prerefunded 5/1/22) (7) 1,125 1,148
Norfolk Water, 5.00%, 11/1/31 (Prerefunded 5/1/22) (7) 1,020 1,041
Norfolk Water, Series A, 5.25%, 11/1/44  17,250 19,541
Norfolk Water, Unrefunded Balance, 5.00%, 11/1/28  25 26
Norfolk Water, Unrefunded Balance, 5.00%, 11/1/29  20 20
Norfolk Water, Unrefunded Balance, 5.00%, 11/1/31  15 15
Prince William County IDA, Novant Health, Series B, 4.00%,
11/1/33 (Prerefunded 11/1/22) (7) 7,660 7,923
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,000 4,277
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,025 4,271
Richmond Metropolitan Auth., Expressway, 5.25%, 7/15/22 (9) 665 683
Richmond Metropolitan Auth., Expressway, 5.25%, 7/15/22 (8)(9) 385 397
Richmond Metropolitan Auth., Expressway, Unrefunded Balance,
5.25%, 7/15/22 (9) 2,025 2,079
Richmond Public Utility, Series A, 4.00%, 1/15/39  1,880 2,249
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 3.00%,
7/1/45  7,375 7,870
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/35  2,800 3,363
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/37  3,215 3,845
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/38  2,150 2,567
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/51  5,000 5,831
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  10,675 16,439
Roanoke Economic Dev. Auth., Lutheran Homes Brandon Oaks,
6.625%, 12/1/44 (Prerefunded 12/1/23) (7) 3,900 4,378
Rockingham County Economic Dev. Auth., Sentara RHM Medical
Center, Series A, 3.00%, 11/1/46  12,000 12,844
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/33  550 646
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/34  2,000 2,346
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 5.00%, 12/1/39  2,000 2,453
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/23  300 321
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/28  1,000 1,181
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,310 1,534

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34  2,500 2,910
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,163
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 407
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 2,189
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 4,389
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  3,025 3,045
Univ. of Virginia, Series A, 5.00%, 4/1/38  1,895 2,315
Univ. of Virginia, Series B, 4.00%, 8/1/48  4,930 5,769
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 6,051
Univ. of Virginia, Series B, 5.00%, 9/1/49  3,150 4,015
Upper Occoquan Sewage Auth., 4.00%, 7/1/34 (Prerefunded
7/1/25) (7) 5,515 6,209
Upper Occoquan Sewage Auth., 4.00%, 7/1/40 (Prerefunded
7/1/25) (7) 5,805 6,536
Upper Occoquan Sewage Auth., Series B, 4.00%, 7/1/37  2,155 2,424
Virginia College Building Auth., Series A, 3.00%, 1/15/32  855 950
Virginia College Building Auth., Series A, 3.00%, 1/15/33  880 973
Virginia College Building Auth., Series A, 3.00%, 1/15/34  910 1,004
Virginia College Building Auth., Series A, 3.00%, 1/15/35  930 1,024
Virginia College Building Auth., Series A, 3.00%, 1/15/38  965 1,055
Virginia College Building Auth., Series A, 4.00%, 2/1/34  4,500 4,918
Virginia College Building Auth., Series A, 5.00%, 1/15/27  500 600
Virginia College Building Auth., Series A, 5.00%, 1/15/28  285 350
Virginia College Building Auth., Series A, 5.00%, 9/1/28  1,800 2,155
Virginia College Building Auth., Series A, 5.00%, 1/15/31  500 652
Virginia College Building Auth., Series C, 5.00%, 2/1/22  1,000 1,008
Virginia College Building Auth., 21st Century College &
Equipment, 5.00%, 2/1/22  1,000 1,008
Virginia College Building Auth., 21st Century College &
Equipment, Series A, 5.00%, 2/1/35  2,000 2,590
Virginia College Building Auth., Univ. of Richmond, 4.00%, 3/1/42  8,010 8,335
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/26 (9) 840 923
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (9) 7,965 10,131
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,520 15,448
Virginia College Building Auth., Washington & Lee Univ., Series A,
5.00%, 1/1/40  3,730 4,187
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30  12,310 13,343
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31  2,445 2,649

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32  6,860 7,431
Virginia Commonwealth Transportation Board, 5.00%, 9/15/30  4,940 6,090
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  3,600 4,202
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/35  2,985 3,480
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,545
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/31  11,000 13,192
Virginia Commonwealth Transportation Board, Federal
Transportation, 4.00%, 9/15/33  2,985 3,558
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 6,091
Virginia Commonwealth Univ. Health System Auth., Series B,
4.00%, 7/1/35  1,500 1,713
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/34  2,795 3,405
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/46  5,500 6,642
Virginia HDA, Series E, 4.125%, 12/1/46  5,180 5,745
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  7,710 8,042
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30  2,135 2,382
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33  1,920 2,137
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34  2,035 2,264
Virginia Port Auth., Series B, 5.00%, 7/1/41 (1) 2,125 2,458
Virginia Port Auth., Series B, 5.00%, 7/1/45 (1) 12,000 13,784
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/29
(Prerefunded 7/1/25) (1)(7) 1,000 1,158
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/39
(Prerefunded 7/1/25) (1)(7) 7,180 8,314
Virginia Public Building Auth., Series A, 4.00%, 8/1/35  6,690 8,049
Virginia Public Building Auth., Series A, 4.00%, 8/1/36  5,000 5,914
Virginia Public Building Auth., Series A, 4.00%, 8/1/39  1,430 1,708
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 8,485 10,208
Virginia Public Building Auth., Series B, 4.00%, 8/1/36 (1) 8,830 10,605
Virginia Public School Auth., Series A, 4.00%, 8/1/35  2,665 3,213
Virginia Resources Auth., 5.00%, 11/1/40 (Prerefunded
11/1/25) (7) 6,590 7,737
Virginia Resources Auth., 5.00%, 11/1/45 (Prerefunded
11/1/25) (7) 4,725 5,548
Virginia Resources Auth., Series A, 4.00%, 11/1/35 (1) 335 403
Virginia Resources Auth., Series A, 4.00%, 11/1/36 (1) 350 420
Virginia Resources Auth., Series A, 4.00%, 11/1/37 (1) 365 437

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Resources Auth., Series A, 4.00%, 11/1/38 (1) 375 448
Virginia Resources Auth., Series A, 4.00%, 11/1/39 (1) 395 471
Virginia Resources Auth., Series A, 4.00%, 11/1/40 (1) 415 494
Virginia Resources Auth., Series A, 4.00%, 11/1/41 (1) 420 498
Virginia Resources Auth., Series A, 5.00%, 11/1/42 (Prerefunded
11/1/23) (7) 1,640 1,786
Virginia Resources Auth., Series B, 4.00%, 11/1/40  1,335 1,474
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 648
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 6,191
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,879
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 5,358
Virginia Resources Auth., Unrefunded Balance, Series A, 5.00%,
11/1/42  40 44
Virginia Resources Auth., Unrefunded Balance, Series B, 5.00%,
11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 12/1/31  1,620 1,842
Virginia Small Business Fin. Auth., 4.00%, 12/1/36  1,210 1,365
Virginia Small Business Fin. Auth., 4.00%, 12/1/41  2,975 3,331
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  8,105 8,993
Virginia Small Business Fin. Auth., Bon Secours Healthcare
System, Series A, 4.00%, 12/1/49  7,940 9,131
Virginia Small Business Fin. Auth., Covanta Project, VRDN, 5.00%,
1/1/48 (Tender 7/1/38) (1)(4) 1,700 1,777
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
5.00%, 7/1/23 (1) 1,775 1,823
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
5.25%, 1/1/32 (1) 500 514
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (1) 13,775 14,165
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
6.00%, 1/1/37 (1) 6,390 6,595
Virginia Small Business Fin. Auth., Express Lanes, Series 2012,
5.00%, 7/1/34 (1) 8,040 8,070
Virginia Small Business Fin. Auth., Express Lanes, Series 2012,
5.00%, 1/1/40 (1) 15,110 15,166
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/44 (1) 8,130 8,159
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/49 (1) 15,000 15,053
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 7/1/34 (1) 5,350 5,370
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 1/1/40 (1) 13,995 14,047
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,607

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/45  3,500 3,950
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,000 8,995
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/36  7,595 8,993
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/37  12,750 15,065
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  7,340 8,658
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/39  5,395 6,356
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 7,850 9,379
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 2,740 3,268
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 3,750 4,454
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 18,895 22,429
Virginia Transportation Board, Federal Transportation Grant
Anticipation, 5.00%, 9/15/27  1,425 1,713
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 289
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,596
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,595
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/44  9,500 10,956
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/44 (Prerefunded 1/1/24) (7) 10,455 11,446
Wise County IDA, Electric & Power Co., Series A, VRDN, 0.75%,
10/1/40 (Tender 9/2/25)  5,735 5,785
1,398,624
Total Municipal Securities (Cost $1,622,100) 1,723,085
Total Investments in Securities 98.6%
(Cost $1,622,115) $ 1,723,096
Other Assets Less Liabilities 1.4% 25,270
Net Assets 100.0% $ 1,748,366
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(3) Insured by Assured Guaranty Corporation
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$10,642 and represents 0.6% of net assets.
(5) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(6) Non-income producing
(7) Prerefunded date is used in determining portfolio maturity.
(8) Escrowed to maturity
(9) Insured by National Public Finance Guarantee Corporation
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Virginia Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Virginia Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could

T. ROWE PRICE Virginia Tax-Free Bond Fund

reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F48-054Q3 11/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,723,085 $ — $ 1,723,085
Common Stocks 11 — — 11
Total $ 11 $ 1,723,085 $ — $ 1,723,096